Available-for-Sale Debt Securities - CANTOR EQUITY PARTNERS II, INC. (Details) - CANTOR EQUITY PARTNERS II, INC. - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 248,730,877	$ 246,479,306
Gross Unrealized Gains	168,746	168,746
Gross Unrealized Losses	(146,459)	(30,699)
Fair Value	$ 248,753,164	$ 246,617,353